Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018 Rate	Feb. 28, 2018	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) Rate	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£) Rate	Dec. 31, 2017 Rate	Dec. 31, 2016	Jun. 30, 2018 EUR (€) Rate	Sep. 30, 2017 Rate	Mar. 31, 2017 Rate
Disclosure of risk management strategy related to hedge accounting [line items]
Number of oil production foreseen	128,000,000	128,000,000
Average purchase cost					3.48
Average strike price					65
Other income and expenses | $			$ 250	$ 152	$ 402
Exchange rate | Rate	3.32			3.32		3.31	3.31		3.86	3.17	3.17
Description of exchange rate					The carrying amounts, the fair value as of June 30, 2018, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders' equity) based on a US$ 1.00 / R$ 3.8558 exchange rate are set out below
Hedging instruments designated / Highly probable future exports (%)					73.30%
Description of changes in methods and assumptions							Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP-2018-2022, would not indicate a reclassification adjustment from equity to the statement of income.
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis								Showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries
Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | €									€ 2,700
Bonds issued						£ 1,300
Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount						£ 700
Cross currency swap maturity						2026
Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount						£ 600
Cross currency swap maturity						2034